Credit risk - Disclosure of management Value at Risk (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Average
Disclosure of credit risk exposure [line items]
Value at risk	£ 29	£ 39	£ 45
Average | Credit risk
Disclosure of credit risk exposure [line items]
Value at risk	22	32	48
Average | Interest rate risk
Disclosure of credit risk exposure [line items]
Value at risk	16	15	16
Average | Equity risk
Disclosure of credit risk exposure [line items]
Value at risk	6	5	6
Average | Basis risk
Disclosure of credit risk exposure [line items]
Value at risk	6	10	15
Average | Spread risk
Disclosure of credit risk exposure [line items]
Value at risk	5	7	10
Average | Foreign exchange risk
Disclosure of credit risk exposure [line items]
Value at risk	4	4	3
Average | Commodity risk
Disclosure of credit risk exposure [line items]
Value at risk	0	0	0
Average | Inflation risk
Disclosure of credit risk exposure [line items]
Value at risk	4	4	9
Average | Diversification effect
Disclosure of credit risk exposure [line items]
Value at risk	(34)	(38)	(62)
High
Disclosure of credit risk exposure [line items]
Value at risk	36	55	60
High | Credit risk
Disclosure of credit risk exposure [line items]
Value at risk	27	40	57
High | Interest rate risk
Disclosure of credit risk exposure [line items]
Value at risk	25	24	25
High | Equity risk
Disclosure of credit risk exposure [line items]
Value at risk	9	9	10
High | Basis risk
Disclosure of credit risk exposure [line items]
Value at risk	8	13	24
High | Spread risk
Disclosure of credit risk exposure [line items]
Value at risk	7	10	14
High | Foreign exchange risk
Disclosure of credit risk exposure [line items]
Value at risk	9	9	6
High | Commodity risk
Disclosure of credit risk exposure [line items]
Value at risk	1	1	1
High | Inflation risk
Disclosure of credit risk exposure [line items]
Value at risk	5	6	11
Low
Disclosure of credit risk exposure [line items]
Value at risk	20	24	35
Low | Credit risk
Disclosure of credit risk exposure [line items]
Value at risk	19	22	38
Low | Interest rate risk
Disclosure of credit risk exposure [line items]
Value at risk	9	10	9
Low | Equity risk
Disclosure of credit risk exposure [line items]
Value at risk	4	3	3
Low | Basis risk
Disclosure of credit risk exposure [line items]
Value at risk	4	8	11
Low | Spread risk
Disclosure of credit risk exposure [line items]
Value at risk	4	6	7
Low | Foreign exchange risk
Disclosure of credit risk exposure [line items]
Value at risk	2	1	1
Low | Commodity risk
Disclosure of credit risk exposure [line items]
Value at risk	0	0	0
Low | Inflation risk
Disclosure of credit risk exposure [line items]
Value at risk	£ 2	£ 2	£ 6